March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2040 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock LifePath® Dynamic 2040 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 73.1%
BlackRock Real Estate Securities Fund	846,923	$ 13,025,674
BlackRock Tactical Opportunities Fund, Class K	1,709,493	28,035,681
Diversified Equity Master Portfolio	$202,972,387	202,972,387
International Tilts Master Portfolio	$81,728,328	81,728,328
iShares Core MSCI Emerging Markets ETF(b)	597,230	41,656,792
iShares Global Infrastructure ETF(b)	173,401	11,617,867
iShares MSCI Canada ETF(b)	47,257	2,589,211
iShares MSCI EAFE Small-Cap ETF(b)	158,773	12,449,391
		394,075,331
Fixed-Income Funds — 20.6%
BlackRock Diversified Fixed Income Fund, Class K	9,124,976	85,409,778
iShares 0-5 Year TIPS Bond ETF	12,450	1,287,704
iShares Broad USD Investment Grade Corporate Bond ETF(b)	476,835	24,428,257
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	153	16,675
		111,142,414

Security	Shares	Value
Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(c)(d)	26,752,943	$ 26,758,294
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)	30,996,952	30,996,952
		57,755,246
Total Investments — 104.4% (Cost: $484,896,014)		562,972,991
Liabilities in Excess of Other Assets — (4.4)%		(23,874,413)
Net Assets — 100.0%		$ 539,098,578

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares/ Investment Value Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 24,613,072	$ 2,146,341 (a)	$ —	$ (852)	$ (267)	$ 26,758,294	26,752,943	$ 16,523 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	36,220,176	—	(5,223,224)(a)	—	—	30,996,952	30,996,952	299,534	—
BlackRock Diversified Fixed Income Fund, Class K	85,415,811	996,033	—	—	(1,002,066)	85,409,778	9,124,976	985,205	—
BlackRock Real Estate Securities Fund	16,071,650	—	(3,619,000)	(182,424)	755,448	13,025,674	846,923	—	—
BlackRock Tactical Opportunities Fund, Class K	27,095,460	—	—	—	940,221	28,035,681	1,709,493	—	—
Diversified Equity Master Portfolio	212,774,287	738,233 (c)	— (a)	7,636,458	(18,176,591)	202,972,387	$202,972,387	3,317,979	—
International Tilts Master Portfolio	85,476,111	—	(3,704,879)(a)(c)	4,237,029	(4,279,933)	81,728,328	$81,728,328	1,406,249	—
iShares 0-5 Year TIPS Bond ETF	1,274,756	—	—	—	12,948	1,287,704	12,450	—	—
iShares Broad USD Investment Grade Corporate Bond ETF	24,685,748	—	—	—	(257,491)	24,428,257	476,835	—	—
iShares Core MSCI Emerging Markets ETF	42,702,312	2,436,786	(5,604,510)	1,549,070	573,134	41,656,792	597,230	—	—
iShares Global Infrastructure ETF	10,639,885	—	—	—	977,982	11,617,867	173,401	—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	16,859	—	—	—	(184)	16,675	153	121	—
iShares MSCI Canada ETF	2,548,570	—	—	—	40,641	2,589,211	47,257	—	—
iShares MSCI EAFE Small-Cap ETF	12,309,671	—	—	—	139,720	12,449,391	158,773	—	—
				$ 13,239,281	$ (20,276,438)	$ 562,972,991		$ 6,025,611	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	21	06/11/26	$ 4,784	$ 94,648
10-Year U.S. Treasury Note	59	06/18/26	6,548	(137,459)
E-mini Russell 2000 Index	73	06/18/26	9,170	19,541
Micro E-mini S&P 500 Index	586	06/18/26	19,252	(459,213)
S&P 500 E-Mini Index	22	06/18/26	7,228	(175,265)
S&P/TSE 60 Index	34	06/18/26	9,326	79,071
U.S. Long Bond	72	06/18/26	8,181	(279,202)
MSCI Emerging Markets Index	36	06/19/26	2,618	(34,135)
5-Year U.S. Treasury Note	36	06/30/26	3,894	(55,658)
				(947,672)
Short Contracts
NASDAQ 100 E-Mini Index	34	06/18/26	16,262	581,519
Ultra U.S. Treasury Bond	224	06/18/26	26,054	899,653
Euro Stoxx 50 Index	3	06/19/26	191	6,928
MSCI EAFE Index	11	06/19/26	1,596	(6,073)
				1,482,027
				$ 534,355
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,362,929	AUD	7,631,586	Bank of America N.A.	06/17/26	$ 103,361
USD	5,497,101	AUD	7,855,609	Goldman Sachs International	06/17/26	83,140
USD	1,171,246	CAD	1,584,000	Morgan Stanley & Co. International PLC	06/17/26	28,788
USD	11,694	EUR	10,000	Barclays Bank PLC	06/17/26	95
USD	1,428,340	JPY	224,518,000	Morgan Stanley & Co. International PLC	06/17/26	4,624
USD	3,344,654	JPY	520,421,000	Morgan Stanley & Co. International PLC	06/17/26	44,555
						264,563
AUD	23,844,231	USD	16,832,239	Goldman Sachs International	06/17/26	(399,173)
CAD	15,380,543	USD	11,306,064	JPMorgan Chase Bank N.A.	06/17/26	(212,860)
CAD	15,700,945	USD	11,541,588	JPMorgan Chase Bank N.A.	06/17/26	(217,294)
JPY	145,682,000	USD	924,109	Barclays Bank PLC	06/17/26	(309)
JPY	7,059,166,335	USD	45,372,081	Deutsche Bank AG	06/17/26	(608,423)
USD	1,087,746	JPY	172,027,000	Morgan Stanley & Co. International PLC	06/17/26	(3,114)
						(1,441,173)
						$ (1,176,610)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock LifePath® Dynamic 2040 Fund

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 109,374,616	$ —	$ —	$ 109,374,616
Fixed-Income Funds	111,142,414	—	—	111,142,414
Money Market Funds	57,755,246	—	—	57,755,246
	$278,272,276	$—	$—	278,272,276
Investments Valued at NAV(a)				284,700,715
				$ 562,972,991
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 687,059	$ 94,648	$ —	$ 781,707
Foreign Currency Exchange Contracts	—	264,563	—	264,563
Interest Rate Contracts	899,653	—	—	899,653
Liabilities
Equity Contracts	(674,686)	—	—	(674,686)
Foreign Currency Exchange Contracts	—	(1,441,173)	—	(1,441,173)
Interest Rate Contracts	(472,319)	—	—	(472,319)
	$439,707	$(1,081,962)	$—	$(642,255)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s